Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Short-term employee benefits and costs	$ 4.4	$ 6.2	$ 7.5
Post-employment and other long-term benefits	0.3	0.3	0.6
SBC (including DSUs and RSUs to eligible directors)	15.6	14.8	12.4
Key management personnel compensation	$ 20.3	$ 21.3	$ 20.5